Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Securitizations and Variable Interest Entities [Abstract]
Assets and Liabilities associated with Variable Interest entities
The classifications of assets and liabilities in our balance sheet associated with our transactions with VIEs follow:

(in millions)	VIEs that we do not consolidate	VIEs that we consolidate		Transfers that we account for as secured borrowings	Total
December 31, 2014
Cash	$—	117		4	121
Trading assets	2,165	—		204	2,369
Investment securities (1)	18,271	875		4,592	23,738
Mortgages held for sale	—	—		—	—
Loans	13,195	4,509		5,280	22,984
Mortgage servicing rights	12,562	—		—	12,562
Other assets	7,456	316		52	7,824
Total assets	53,649	5,817		10,132	69,598
Short-term borrowings	—	—		3,141	3,141
Accrued expenses and other liabilities	848	49	(2)	1	898
Long-term debt	2,585	1,628	(2)	4,990	9,203
Total liabilities	3,433	1,677		8,132	13,242
Noncontrolling interests	—	103		—	103
Net assets	$50,216	4,037		2,000	56,253
December 31, 2013
Cash	$—	165		7	172
Trading assets	1,206	162		193	1,561
Investment securities (1)	18,795	1,352		8,976	29,123
Mortgages held for sale	—	38		—	38
Loans	7,652	6,058		6,021	19,731
Mortgage servicing rights (3)	15,281	—		—	15,281
Other assets	6,151	347		110	6,608
Total assets	49,085	8,122		15,307	72,514
Short-term borrowings	—	29		7,871	7,900
Accrued expenses and other liabilities (3)	1,395	99	(2)	3	1,497
Long-term debt (3)	2,109	2,356	(2)	5,673	10,138
Total liabilities	3,504	2,484		13,547	19,535
Noncontrolling interests	—	5		—	5
Net assets	$45,581	5,633		1,760	52,974

(1)	Excludes certain debt securities related to loans serviced for the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and GNMA.

(2)
Includes the following VIE liabilities at December 31, 2014 and 2013, respectively, with recourse to the general credit of Wells Fargo: Accrued expenses and other liabilities, $0 million and $9 million; and Long-term debt, $0 million and $29 million.

(3)
Amounts have been revised for "VIEs that we do not consolidate" to include assets and liabilities related to certain commercial mortgage securitizations and to conform to the current year presentation of long-term debt.

Transactions with Variable Interest Entity
The following tables provide a summary of unconsolidated VIEs with which we have significant continuing involvement, but we are not the primary beneficiary. We do not consider our continuing involvement in an unconsolidated VIE to be significant when it relates to third-party sponsored VIEs for which we were not the transferor (unless we are servicer and have other significant forms of involvement) or if we were the sponsor only or sponsor and servicer but do not have any other forms of significant involvement.
Significant continuing involvement includes transactions where we were the sponsor or transferor and have other significant forms of involvement. Sponsorship includes transactions with unconsolidated VIEs where we solely or materially participated in the initial design or structuring of the entity or marketing of the transaction to investors. When we transfer assets to a VIE and account for the transfer as a sale, we are considered the transferor. We consider investments in securities (other than those held temporarily in trading), loans, guarantees, liquidity agreements, written options and servicing of collateral to be other forms of involvement that may be significant. We have excluded certain transactions with unconsolidated VIEs from the balances presented in the following table where we have determined that our continuing involvement is not significant due to the temporary nature and size of our variable interests, because we were not the transferor or because we were not involved in the design of the unconsolidated VIEs. We also exclude from the table secured borrowing transactions with unconsolidated VIEs (for information on these transactions, see the Transactions with Consolidated VIEs and Secured Borrowings section in this Note).

		Carrying value - asset (liability)
(in millions)	Total VIE assets	Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Net assets
December 31, 2014
Residential mortgage loan securitizations:
Conforming (2)	$1,268,200	2,846	11,684	—	(581)	13,949
Other/nonconforming	32,213	1,644	209	—	(8)	1,845
Commercial mortgage securitizations	196,510	8,756	650	251	(32)	9,625
Collateralized debt obligations:
Debt securities	5,039	11	—	163	(105)	69
Loans (4)	5,347	5,221	—	—	—	5,221
Asset-based finance structures	18,954	13,044	—	(71)	—	12,973
Tax credit structures	22,859	7,809	—	—	(2,585)	5,224
Collateralized loan obligations	1,251	518	—	—	—	518
Investment funds	2,764	49	—	—	—	49
Other (5)	12,912	747	19	(18)	(5)	743
Total	$1,566,049	40,645	12,562	325	(3,316)	50,216
		Maximum exposure to loss
		Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Net assets
Residential mortgage loan securitizations:
Conforming		$2,846	11,684	—	2,507	17,037
Other/nonconforming		1,644	209	—	345	2,198
Commercial mortgage securitizations		8,756	650	251	5,715	15,372
Collateralized debt obligations:
Debt securities		11	—	163	105	279
Loans (4)		5,221	—	—	—	5,221
Asset-based finance structures		13,044	—	89	656	13,789
Tax credit structures		7,809	—	—	725	8,534
Collateralized loan obligations		518	—	—	38	556
Investment funds		49	—	—	—	49
Other (5)		747	19	150	156	1,072
Total		$40,645	12,562	653	10,247	64,107

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		Carrying value - asset (liability)
(in millions)	Total VIE assets	Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Net assets
December 31, 2013
Residential mortgage loan securitizations:
Conforming (2)	$1,314,285	2,721	14,253	—	(745)	16,229
Other/nonconforming	38,330	1,739	258	—	(26)	1,971
Commercial mortgage securitizations (3)	202,700	7,627	747	209	(40)	8,543
Collateralized debt obligations:
Debt securities	6,730	37	—	214	(130)	121
Loans (4)	6,021	5,888	—	—	—	5,888
Asset-based finance structures	11,415	6,857	—	(84)	—	6,773
Tax credit structures	23,112	6,455	—	—	(2,213)	4,242
Collateralized loan obligations	4,382	1,061	—	—	—	1,061
Investment funds	3,464	54	—	—	—	54
Other (5)	10,343	860	23	5	(189)	699
Total	$1,620,782	33,299	15,281	344	(3,343)	45,581
		Maximum exposure to loss
		Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Net assets
Residential mortgage loan securitizations:
Conforming		$2,721	14,253	—	2,287	19,261
Other/nonconforming		1,739	258	—	346	2,343
Commercial mortgage securitizations (3)		7,627	747	322	5,232	13,928
Collateralized debt obligations:
Debt securities		37	—	214	130	381
Loans (4)		5,888	—	—	—	5,888
Asset-based finance structures		6,857	—	84	1,665	8,606
Tax credit structures		6,455	—	—	626	7,081
Collateralized loan obligations		1,061	—	—	159	1,220
Investment funds		54	—	—	31	85
Other (5)		860	23	178	188	1,249
Total		$33,299	15,281	798	10,664	60,042

(1)
Includes total equity interests of $8.1 billion at December 31, 2014 and $6.9 billion at December 31, 2013. Also includes debt interests in the form of both loans and securities. Excludes certain debt securities held related to loans serviced for FNMA, FHLMC and GNMA.

(2)
Excludes assets and related liabilities with a recorded carrying value on our balance sheet of $1.7 billion and $2.1 billion at December 31, 2014 and 2013, respectively, for certain delinquent loans that are eligible for repurchase primarily from GNMA loan securitizations. The recorded carrying value represents the amount that would be payable if the Company was to exercise the repurchase option. The carrying amounts are excluded from the table because the loans eligible for repurchase do not represent interests in the VIEs.

(3)	December 31, 2013, has been revised to include certain commercial mortgage securitizations with FNMA and GNMA to conform with current period presentation.

(4)
Represents senior loans to trusts that are collateralized by asset-backed securities. The trusts invest primarily in senior tranches from a diversified pool of primarily U.S. asset securitizations, of which all are current and 70% and 72% were rated as investment grade by the primary rating agencies at December 31, 2014 and 2013, respectively. These senior loans are accounted for at amortized cost and are subject to the Company’s allowance and credit charge-off policies.

(5)
Includes structured financing and credit-linked note structures. Also contains investments in auction rate securities (ARS) issued by VIEs that we do not sponsor and, accordingly, are unable to obtain the total assets of the entity.

Cash flows with securitization trusts
The following table presents the cash flows with our securitization trusts that were involved in transfers accounted for as sales.

	Year ended December 31,
	2014		2013		2012
(in millions)	Mortgage loans	Other financial assets	Mortgage loans	Other financial assets	Mortgage loans	Other financial assets
Sales proceeds from securitizations	$164,331	—	357,807	—	535,372	—
Fees from servicing rights retained	4,062	8	4,240	10	4,433	10
Cash flows from other interests held (1)	1,417	75	2,284	93	1,767	135
Purchases of delinquent assets	6	—	18	—	62	—
Servicing advances, net of repayments	(170)	—	(34)	—	226	—

(1)	Cash flows from other interests held include principal and interest payments received on retained bonds and excess cash flows received on interest-only strips.

Key Assumptions To Measure Mortgage Servicing Assets At Date Of Securitization
We used the following key weighted-average assumptions to measure residential mortgage servicing rights at the date of securitization:

	Residential mortgage servicing rights
	2014	2013	2012
Year ended December 31,
Prepayment speed (1)	12.4%	11.2	13.4
Discount rate	7.6	7.3	7.3
Cost to service ($ per loan) (2)	$259	184	151

(1)
The prepayment speed assumption for residential mortgage servicing rights includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.

(2)	Includes costs to service and unreimbursed foreclosure costs, which can vary period to period depending on the mix of modified government-guaranteed loans sold to GNMA.

Key Assumptions To Measure Mortgage Servicing Rights And Other Interests Held At Balance Sheet Date
The following table provides key economic assumptions and the sensitivity of the current fair value of residential mortgage servicing rights and other retained interests to immediate adverse changes in those assumptions. “Other interests held” relate predominantly to residential and commercial mortgage loan securitizations. Residential mortgage-backed securities retained in securitizations issued through GSEs, such as FNMA, FHLMC and GNMA, are excluded from the table because these securities have a remote risk of credit loss due to the GSE guarantee. These securities also have economic characteristics similar to GSE mortgage-backed securities that we purchase, which are not included in the table. Subordinated interests include only those bonds whose credit rating was below AAA by a major rating agency at issuance. Senior interests include only those bonds whose credit rating was AAA by a major rating agency at issuance. The information presented excludes trading positions held in inventory.

		Other interests held
	Residential mortgage servicing rights (1)	Interest-only strips	Consumer	Commercial (2)
($ in millions, except cost to service amounts)			Subordinated bonds	Subordinated bonds	Senior bonds
Fair value of interests held at December 31, 2014	$12,738	117	36	294	546
Expected weighted-average life (in years)	5.7	3.9	5.5	2.9	6.2

Key economic assumptions:
Prepayment speed assumption (3)	12.5%	11.4	7.1
Decrease in fair value from:
10% adverse change	$738	2	—
25% adverse change	1,754	6	—

Discount rate assumption	7.6%	18.7	3.9	4.7	2.8
Decrease in fair value from:
100 basis point increase	$617	2	2	8	29
200 basis point increase	1,178	4	3	15	55

Cost to service assumption ($ per loan)	179
Decrease in fair value from:
10% adverse change	579
25% adverse change	1,433

Credit loss assumption			0.4%	4.1	—
Decrease in fair value from:
10% higher losses			$—	3	—
25% higher losses			—	10	—
Fair value of interests held at December 31, 2013	$15,580	135	39	283	587
Expected weighted-average life (in years)	6.4	3.8	5.9	3.6	6.3

Key economic assumptions:
Prepayment speed assumption (3)	10.7%	10.7	6.7
Decrease in fair value from:
10% adverse change	$864	3	—
25% adverse change	2,065	7	—

Discount rate assumption	7.8%	18.3	4.4	4.5	3.6
Decrease in fair value from:
100 basis point increase	$840	2	2	30	30
200 basis point increase	1,607	5	4	38	58

Cost to service assumption ($ per loan)	191
Decrease in fair value from:
10% adverse change	636
25% adverse change	1,591

Credit loss assumption			0.4%	14.2	—
Decrease in fair value from:
10% higher losses			$—	29	—
25% higher losses			—	39	1

(1)	See narrative following this table for a discussion of commercial mortgage servicing rights.

(2)
Prepayment speed assumptions do not significantly impact the value of commercial mortgage securitization bonds as the underlying commercial mortgage loans experience significantly lower prepayments due to certain contractual restrictions, impacting the borrower’s ability to prepay the mortgage.

(3)
The prepayment speed assumption for residential mortgage servicing rights includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.

Principal Balances - Off-Balance Sheet Securitized Loans
The following table presents information about the principal balances of off-balance sheet loans that were sold or securitized, including residential mortgage loans sold to FNMA, FHLMC, GNMA and other investors, for which we have some form of continuing involvement (primarily servicer). Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status. For loans sold or securitized where servicing is our only form of continuing involvement, we would only experience a loss if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts.

					Net charge-offs
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended
	December 31,		December 31,		December 31,
(in millions)	2014	2013	2014	2013	2014	2013
Commercial:
Real estate mortgage	114,081	119,346	7,949	8,808	621	617
Total commercial	114,081	119,346	7,949	8,808	621	617
Consumer:
Real estate 1-4 family first mortgage (2)(3)	1,322,136	1,387,822	28,639	32,911	1,209	2,318
Real estate 1-4 family junior lien mortgage	1	1	—	—	—	—
Other revolving credit and installment	1,599	1,790	75	99	1	—
Total consumer	1,323,736	1,389,613	28,714	33,010	1,210	2,318
Total off-balance sheet sold or securitized loans (4)	$1,437,817	1,508,959	36,663	41,818	1,831	2,935

(1)	Includes $3.3 billion and $2.8 billion of commercial foreclosed assets and $2.7 billion and $3.9 billion of consumer foreclosed assets at December 31, 2014 and 2013, respectively.

(2)	Total loans in prior period have been revised to include whole loan sales for which we have some form of continuing involvement.

(3)
Delinquent loans and foreclosed assets in prior period have been revised to include whole loan sale delinquencies and transferred assets in foreclosure status for which we have risk of loss. The related net charge-offs have also been revised.

(4)
At December 31, 2014 and 2013, the table includes total loans of $1.3 trillion at both dates and delinquent loans of $16.5 billion and $17.9 billion, respectively for FNMA, FHLMC and GNMA. Net charge-offs exclude loans sold to FNMA, FHLMC and GNMA as we do not service or manage the underlying real estate upon foreclosure and, as such, do not have access to net charge-off information.

Transactions With Consolidated Variable Interest Entities
The following table presents a summary of transfers of financial assets accounted for as secured borrowings and involvements with consolidated VIEs. “Assets” are presented using GAAP measurement methods, which may include fair value, credit impairment or other adjustments, and therefore in some instances will differ from “Total VIE assets.” For VIEs that obtain exposure synthetically through derivative instruments, the remaining notional amount of the derivative is included in “Total VIE assets.” On our consolidated balance sheet, we separately disclose the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs.

		Carrying value
(in millions)	Total VIE assets	Assets	Liabilities	Noncontrolling interests	Net assets
December 31, 2014
Secured borrowings:
Municipal tender option bond securitizations	$5,422	4,837	(3,143)	—	1,694
Commercial real estate loans	250	250	(63)	—	187
Residential mortgage securitizations	4,804	5,045	(4,926)	—	119
Total secured borrowings	10,476	10,132	(8,132)	—	2,000
Consolidated VIEs:
Nonconforming residential mortgage loan securitizations	5,041	4,491	(1,509)	—	2,982
Structured asset finance	47	47	(23)	—	24
Investment funds	904	904	(2)	—	902
Other	431	375	(143)	(103)	129
Total consolidated VIEs	6,423	5,817	(1,677)	(103)	4,037
Total secured borrowings and consolidated VIEs	$16,899	15,949	(9,809)	(103)	6,037
December 31, 2013
Secured borrowings:
Municipal tender option bond securitizations	$11,626	9,210	(7,874)	—	1,336
Commercial real estate loans	486	486	(277)	—	209
Residential mortgage securitizations	5,337	5,611	(5,396)	—	215
Total secured borrowings	17,449	15,307	(13,547)	—	1,760
Consolidated VIEs:
Nonconforming residential mortgage loan securitizations	6,770	6,018	(2,214)	—	3,804
Structured asset finance	56	56	(18)	—	38
Investment funds	1,536	1,536	(70)	—	1,466
Other	582	512	(182)	(5)	325
Total consolidated VIEs	8,944	8,122	(2,484)	(5)	5,633
Total secured borrowings and consolidated VIEs	$26,393	$23,429	$(16,031)	$(5)	$7,393